Preferred Stock (Preferred Dividend Stock Period Annualized) (Details)	6 Months Ended
	Jun. 30, 2013
Term 1 [Member]
Preferred Stock [Line Items]
Annualized Dividend Rate	5.00%
Term 4 [Member]
Preferred Stock [Line Items]
Annualized Dividend Rate	9.00%	[1]
Minimum [Member] | Term 1 [Member]
Preferred Stock [Line Items]
Dividend Annualized Period	Aug. 11, 2011
Minimum [Member] | Term 2 [Member]
Preferred Stock [Line Items]
Annualized Dividend Rate	1.00%
Dividend Annualized Period	Jan. 01, 2012
Minimum [Member] | Term 3 [Member]
Preferred Stock [Line Items]
Annualized Dividend Rate	1.00%	[2]
Dividend Annualized Period	Jan. 01, 2014
Minimum [Member] | Term 4 [Member]
Preferred Stock [Line Items]
Dividend Annualized Period	Feb. 08, 2016
Maximum [Member] | Term 1 [Member]
Preferred Stock [Line Items]
Dividend Annualized Period	Dec. 31, 2011
Maximum [Member] | Term 2 [Member]
Preferred Stock [Line Items]
Annualized Dividend Rate	5.00%
Dividend Annualized Period	Dec. 31, 2013
Maximum [Member] | Term 3 [Member]
Preferred Stock [Line Items]
Annualized Dividend Rate	7.00%	[2]
Dividend Annualized Period	Feb. 07, 2016

[1]	Beginning on February 8, 2016, the dividend rate will be fixed at nine percent (9%) per annum.
[2]	Between January 1, 2014 and February 7, 2016, the dividend rate will be fixed at a rate in such range based upon the level of percentage change in QSBL between September 30, 2013 and the Baseline.